INVESTMENT IN RESIDENTIAL MORTGAGE LOANS	12 Months Ended
Dec. 31, 2013
Investment In Residential Mortgage Loans
INVESTMENT IN RESIDENTIAL MORTGAGE LOANS

8. INVESTMENTS IN RESIDENTIAL MORTGAGE LOANS

On February 27, 2013, New Residential, through a subsidiary, entered into an agreement to co-invest in reverse mortgage loans with a UPB of approximately $83.1 million as of December 31, 2012. New Residential had invested approximately $35.1 million to acquire a 70% interest in the residential mortgage loans. Nationstar co-invested pari passu with New Residential in 30% of the mortgage loans and is the servicer of the loans, performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer.

The following is a summary of residential mortgage loans as of December 31, 2013, all of which are classified as held for investment:

	December 31, 2013
Loan Type	Outstanding Face Amount (A)	Carrying Value (A)	Loan Count	Wtd. Avg. Yield	Weighted Average Coupon (B)	Weighted Average Life (Years) (C)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount (A)(D)
Residential Mortgage Loans Held-for-Investment (E)	$57,552	$33,539	328	10.3%	5.1%	3.7	22.0%	$48,696

(A)	Represents a 70% interest New Residential holds in the reverse mortgage loans, which had an aggregate United States federal income tax basis of $33.9 million. The average loan balance outstanding based on total UPB is $0.2 million.
(B)	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
(C)	The weighted average life is based on the expected timing of the receipt of cash flows.
(D)	Includes loans that have either experienced (i) a termination event or (ii) an event of default, substantially all of which are more than 90 days past the time at which they were considered delinquent or real estate owned (“REO”). Collateral value underlying loans considered delinquent is generally sufficient, however $1.6 million face amount of REO loans, representing New Residential’s 70% interest therein, was on non-accrual status resulting from the uncertainty of cash collections as of December 31, 2013.
(E)	82% of these loans have reached a termination event. As a result, the borrower can no longer make draws on these loans. Each loan matures upon the occurrence of a termination event.

Activities related to the carrying value of residential mortgage loans are as follows:

Year Ended December 31, 2013
Balance as of December 31, 2012	$—
Purchases/additional fundings	35,138
Proceeds from repayments	(3,788)
Accretion of loan discount and other amortization	2,650
Valuation allowance	(461)

Balance as of December 31, 2013	$33,539

Residential Mortgage Loans
Balance as of December 31, 2011	$—
Charge-offs	—
Valuation allowance on loans	—

Balance as of December 31, 2012	—
Charge-offs	—
Valuation allowance on loans	461

Balance as of December 31, 2013	$461

The average carrying amount of New Residential’s residential mortgage loans was approximately $33.8 million during the year ended December 31, 2013, on which New Residential earned approximately $2.7 million of interest income.

The table below summarizes the geographic distribution of the underlying residential mortgage loans as of December 31, 2013:

State Concentration	Percentage of Total Outstanding Unpaid Principal Amount
New York	22.0%
Florida	21.2%
Illinois	7.7%
New Jersey	6.9%
California	5.7%
Massachusetts	4.1%
Washington	3.9%
Connecticut	3.9%
Virginia	3.3%
Texas	2.8%
Other U.S.	18.5%

100.0%

On December 31, 2013, Nationstar financed the mortgage loans and related participation interests in a repurchase facility with Barclays Bank PLC, an affiliate of Barclays Capital Inc., which resulted in New Residential’s receipt of approximately $22.8 million of financing proceeds correlating to New Residential’s 70% interest in the mortgage loans. Refer to Notes 11 and 18 for discussions of the financing associated with, and the recent activities related to, residential mortgage loans.